International Bancshares Corporation (Parent Company Only) Financial Information Statements of Condition (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Other investments	$ 356,735	$ 343,452
Notes loans	8,653,289	7,901,892
Goodwill	282,532	282,532
Other assets	292,496	250,215
Total assets	15,738,852	15,066,189
Liabilities:
Junior subordinated deferrable interest debentures	108,868	108,868
Other liabilities	175,570	143,832
Total liabilities	12,942,145	12,618,415
Shareholders' equity:
Common shares	96,617	96,467
Surplus	159,333	155,511
Retained earnings	3,356,177	3,029,088
Accumulated other comprehensive loss	(379,054)	(397,889)
Total shareholders' equity before treasury stock	3,233,073	2,883,177
Less cost of shares in treasury	(436,366)	(435,403)
Total shareholders' equity	2,796,707	2,447,774	$ 2,044,759	$ 2,308,481
Total liabilities and shareholders' equity	15,738,852	15,066,189
Parent Company | Reportable legal entities
ASSETS
Cash	65,858	105,184
Other investments	155,416	111,382
Notes loans	60,502	62,150
Investment in subsidiaries	2,622,447	2,281,952
Goodwill	3,365	3,365
Other assets	12,744	8,617
Total assets	2,920,332	2,572,650
Liabilities:
Junior subordinated deferrable interest debentures	108,868	108,868
Due to IBC Trading	21	21
Other liabilities	14,736	15,987
Total liabilities	123,625	124,876
Shareholders' equity:
Common shares	96,617	96,467
Surplus	159,333	155,511
Retained earnings	3,356,177	3,029,088
Accumulated other comprehensive loss	(379,054)	(397,889)
Total shareholders' equity before treasury stock	3,233,073	2,883,177
Less cost of shares in treasury	(436,366)	(435,403)
Total shareholders' equity	2,796,707	2,447,774
Total liabilities and shareholders' equity	$ 2,920,332	$ 2,572,650